Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica JPMorgan Tactical Allocation VP

Supplement to the Currently Effective Prospectus and Summary Prospectus

* * *

The following replaces the corresponding information in the Prospectus and Summary Prospectus following the "Average Annual Total Returns" table under the heading "Performance" for Transamerica JPMorgan Tactical Allocation VP:

Average Annual Total Returns (periods ended December 31, 2019)

	1 Year	5 Years	10 Years	Inception
				Date
Initial Class	12.18%	4.32%	4.47%	03/1/1994
Service Class	11.91%	4.06%	4.22%	05/01/2003
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
Russell 3000® Index[1]
(reflects no deduction for fees, expenses or taxes)	31.02%	11.24%	13.42%
Transamerica JPMorgan Tactical Allocation VP
Blended Benchmark[2]	13.55%	4.81%	5.83%
(reflects no deduction for fees, expenses or taxes)

1    "Russell®" and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

2    As of September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consists of the Bloomberg Barclays US Aggregate Bond Index (75%); and the MSCI World Index (25%). Prior to September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consisted of the Bloomberg Barclays US Aggregate Bond Index (75%), the Russell 3000® Index (20%), and the MSCI EAFE Index (5%).

* * *

Investors Should Retain this Supplement for Future Reference

May 5, 2020

Transamerica JPMorgan Tactical Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica JPMorgan Tactical Allocation VP

Supplement to the Currently Effective Prospectus and Summary Prospectus

* * *

The following replaces the corresponding information in the Prospectus and Summary Prospectus following the "Average Annual Total Returns" table under the heading "Performance" for Transamerica JPMorgan Tactical Allocation VP:

Average Annual Total Returns (periods ended December 31, 2019)

	1 Year	5 Years	10 Years	Inception
				Date
Initial Class	12.18%	4.32%	4.47%	03/1/1994
Service Class	11.91%	4.06%	4.22%	05/01/2003
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
Russell 3000® Index[1]
(reflects no deduction for fees, expenses or taxes)	31.02%	11.24%	13.42%
Transamerica JPMorgan Tactical Allocation VP
Blended Benchmark[2]	13.55%	4.81%	5.83%
(reflects no deduction for fees, expenses or taxes)

1    "Russell®" and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

2    As of September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consists of the Bloomberg Barclays US Aggregate Bond Index (75%); and the MSCI World Index (25%). Prior to September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consisted of the Bloomberg Barclays US Aggregate Bond Index (75%), the Russell 3000® Index (20%), and the MSCI EAFE Index (5%).

* * *

Investors Should Retain this Supplement for Future Reference

May 5, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2019)
Transamerica JPMorgan Tactical Allocation VP | Initial Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
Transamerica JPMorgan Tactical Allocation VP | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.91%
5 Years	rr_AverageAnnualReturnYear05	4.06%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2003
Transamerica JPMorgan Tactical Allocation VP | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Transamerica JPMorgan Tactical Allocation VP | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.24%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.42%	[1]
Transamerica JPMorgan Tactical Allocation VP | Transamerica JPMorgan Tactical Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.55%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.81%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.83%	[2]

[1]	"Russell®" and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	As of September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consists of the Bloomberg Barclays US Aggregate Bond Index (75%); and the MSCI World Index (25%). Prior to September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consisted of the Bloomberg Barclays US Aggregate Bond Index (75%), the Russell 3000® Index (20%), and the MSCI EAFE Index (5%).